Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Short-term borrowings [Abstract]
Total		¥ 1,054,717	¥ 1,008,541
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions		4,074,720	3,502,383
Bonds and notes issued	[1]	7,851,709	6,483,214
Subtotal		11,926,429	9,985,597
Trading balances of secured borrowings		525,686	413,613
Total		12,452,115	10,399,210
Fixed-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[1]	1,252,324	872,588
Fixed-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[1]	4,116,627	3,042,649
Floating-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[1]	546,628	893,832
Floating-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[1]	571,108	409,160
Index / Equity-linked obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[1]	946,400	918,693
Index / Equity-linked obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[1]	418,622	346,292
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper		224,801	299,993
Bank borrowings		81,692	176,708
Other		¥ 748,224	¥ 531,840

[1]	Includes secured borrowings of ¥742,267 million and ¥903,662 million as of March 31, 2023 and March 31, 2024 respectively.